Financial instruments - Fair values and risk management - Summary of Tabular Form of EBITDA Ratio (Details)	12 Months Ended
Dec. 31, 2025
Disclosure In Tabular Form Of EBITDA Ratio [Line Items]
Interest ratio	4
Free cash flow ratio	1.3
January 1, 2025 - December 31, 2025
Disclosure In Tabular Form Of EBITDA Ratio [Line Items]
EBITDA ratio	2
January 1, 2026 - December 31, 2026
Disclosure In Tabular Form Of EBITDA Ratio [Line Items]
EBITDA ratio	2
January 1, 2027 - December 31, 2027
Disclosure In Tabular Form Of EBITDA Ratio [Line Items]
EBITDA ratio	1.8
January 1, 2028 - December 31, 2028
Disclosure In Tabular Form Of EBITDA Ratio [Line Items]
EBITDA ratio	1.6
January 1, 2029 - December 31, 2029
Disclosure In Tabular Form Of EBITDA Ratio [Line Items]
EBITDA ratio	1.4